OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 67.9%
	EQUITY - 23.4%
17,300	Avantis U.S. Small Cap Value ETF(a)	$ 2,158,348
5,600	First Trust US Equity Opportunities ETF	1,154,608
2,400	Invesco Nasdaq 100 ETF	727,128
20,600	iShares Core S&P Mid-Cap ETF(a)	1,588,466
3,700	iShares Core S&P Small-Cap ETF	548,747
24,200	iShares International Select Dividend ETF	1,002,606
25,800	iShares MSCI Canada ETF(a)	1,487,112
8,100	iShares MSCI EAFE Growth ETF(a)	1,007,802
11,700	iShares MSCI EAFE Small-Cap ETF(a)	962,559
12,400	iShares MSCI EAFE Value ETF(a)	949,220
5,700	State Street Industrial Select Sector SPDR ETF(a)	1,055,811
221,500	State Street SPDR Portfolio S&P 500 ETF	19,465,420
16,500	Vanguard FTSE Emerging Markets ETF	984,885
4,700	Vanguard FTSE Pacific ETF	543,743
5,700	Vanguard Small-Cap Growth ETF(a)	2,084,490
3,600	Vanguard Value ETF	784,548
6,500	WisdomTree Japan Hedged Equity Fund	1,127,880
		37,633,373
	FIXED INCOME - 44.5%
48,200	Franklin Dynamic Municipal Bond ETF	1,213,194
339,900	Invesco Senior Loan ETF	6,923,763
161,700	iShares Broad USD High Yield Corporate Bond ETF	5,986,134
20,586	iShares CMBS ETF	1,001,509
10,600	iShares Convertible Bond ETF	1,290,444
33,700	iShares Floating Rate Bond ETF	1,720,385
52,900	iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	5,101,676
14,500	iShares TIPS Bond ETF	1,586,735
63,600	Janus Henderson AAA CLO ETF, USD Class(a)	3,211,164
125,103	JPMorgan Mortgage-Backed Securities ETF	6,340,220
299,600	PIMCO Multi Sector Bond Active ETF	7,945,392
200,200	State Street SPDR Blackstone Senior Loan ETF	8,066,057
64,600	State Street SPDR Nuveen ICE High Yield Municipal ETF	1,643,424
206,700	State Street SPDR Portfolio High Yield Bond ETF	4,845,048
38,900	VanEck Fallen Angel High Yield Bond ETF	1,137,436

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 67.9% (Continued)
	FIXED INCOME - 44.5% (Continued)
52,800	VanEck High Yield Muni ETF	$ 2,719,728
8,100	Vanguard Long-Term Bond ETF	558,333
33,100	Vanguard Long-Term Corporate Bond ETF(a)	2,490,775
103,600	Vanguard Total Bond Market ETF	7,605,276
		71,386,693

	TOTAL EXCHANGE-TRADED FUNDS (Cost $102,736,938)	109,020,066

	OPEN END FUNDS — 31.9%
	ALTERNATIVE - 0.5%
88,344	DoubleLine Flexible Income Fund, Class I	767,712

	EQUITY - 6.8%
139,001	Dodge & Cox International Stock Fund, Class I	2,593,759
18,162	FullerThaler Behavioral Small-Cap Growth Fund, Institutional Class (c)	1,399,733
1	Kopernik Global All-Cap Fund, Class I	16
141,377	Thornburg Investment Income Builder Fund, Class I	5,365,239
89,450	Westwood Real Estate Income Fund, Institutional Class	1,535,324
		10,894,071
	FIXED INCOME - 24.6%
121	American Century High Income Fund, Class I	1,048
737	Ashmore Emerging Markets Corporate Income Fund, Institutional Class	4,144
555	Ashmore Emerging Markets Total Return Fund, Institutional Class	2,925
314,224	BlackRock High Yield Fund, Institutional Class	2,240,415
328,278	BlackRock Strategic Income Opportunities Fund, Institutional Class	3,203,991
178	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	1,868
75,219	CrossingBridge Low Duration High Income Fund, Institutional Class	719,845
57,625	DoubleLine Low Duration Emerging Markets Fixed, Class I	554,932
591	First Eagle Funds - First Eagle High Income Fund, Class I	4,815
260,710	Holbrook Structured Income Fund, Class I	2,541,927
682,987	JPMorgan Income Fund, Class I	5,798,558
203	Metropolitan West Total Return Bond Fund, Class I	1,840
326	Nuveen Bond Index Fund, Institutional Class, Class I	3,157

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	OPEN END FUNDS — 31.9% (Continued)
	FIXED INCOME - 24.6% (Continued)
129,789	Nuveen Floating Rate Income Fund, Class I	$ 2,295,963
252	Nuveen High Yield Municipal Bond Fund, Class I	3,655
127	Nuveen Preferred Securities and Income Fund, Class I	2,040
174	Nuveen Short Duration High Yield Municipal Bond, Class I	1,648
194	Nuveen Strategic Income Fund, Class I	1,929
229,965	PIMCO Diversified Income Fund, Institutional Class	2,304,244
850	PIMCO International Bond Fund, Institutional Class	8,355
686	PIMCO International Bond Fund Unhedged, Institutional Class	5,185
261,111	PIMCO Long-Term Credit Bond Fund, Institutional Class	2,292,553
172	PIMCO Total Return Fund, Institutional Class	1,504
614,503	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	5,696,447
119,886	RiverPark Strategic Income Fund, Institutional Class	1,016,484
164,126	TCW Emerging Markets Income Fund, Class I	1,162,009
1	TCW Emerging Markets Local Currency Income Fund, Class I	9
1	TCW Securitized Bond Fund, Class I	9
848,392	Thornburg Strategic Income Fund, Class I	9,714,088
		39,585,587

	TOTAL OPEN END FUNDS (Cost $50,550,222)	51,247,370

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 15.2%
	COLLATERAL FOR SECURITIES LOANED - 15.0%
24,021,414	First American Government Obligations Fund, Class X, 3.57%(b)(d) (Cost $24,021,414)	$ 24,021,414

	MONEY MARKET FUND - 0.2%
350,161	First American Government Obligations Fund, Class U, 3.59%(d) (Cost $350,161)	350,161

	TOTAL SHORT-TERM INVESTMENTS (Cost $24,371,575)	24,371,575

	TOTAL INVESTMENTS - 115.0% (Cost $177,658,735)	$ 184,639,011
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.0)%	(24,107,047)
	NET ASSETS - 100.0%	$ 160,531,964

CLO	- Collateralized Loan Obligation
CMBS	- Commercial Mortgage Backed Securities
EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total value of the securities on loan was $20,754,853, as of June 30, 2026.
(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2026. Total collateral had a value of $24,021,414 at June 30, 2026.
(c)	Non-income producing security.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2026.